Common Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2015
Common Share Repurchases
Schedule of common shares, rollforward

The following table summarizes the number of Common and Series A Common Shares issued and repurchased.

	Common Shares	Common Treasury Shares	Series A Common Shares
(Shares in thousands)
Balance at December 31, 2012	125,512	24,641	7,160
Repurchase of shares	–	339	–
Conversion of Series A Common Shares	33	–	(33)
Dividend reinvestment, incentive and compensation plans	–	(1,026)	39
Balance at December 31, 2013	125,545	23,954	7,166
Repurchase of shares	–	1,542	–
Conversion of Series A Common Shares	25	–	(25)
Dividend reinvestment, incentive and compensation plans	–	(646)	38
Balance at December 31, 2014	125,570	24,850	7,179
Conversion of Series A Common Shares	1	–	(1)
Dividend reinvestment, incentive and compensation plans	–	(1,034)	33
Balance at December 31, 2015	125,571	23,816	7,211

Share repurchases

Share repurchases made under these authorizations were as follows:

Year Ended December 31,	Number of	Average Cost
(Shares and dollar amounts in thousands, except per share amounts)	Shares	Per Share	Amount
2015
U.S. Cellular Common Shares	178	$34.86	$6,188
TDS Common Shares	–	–	–

2014
U.S. Cellular Common Shares	496	$38.19	$18,943
TDS Common Shares	1,542	25.36	39,096

2013
U.S. Cellular Common Shares	499	$37.19	$18,544
TDS Common Shares	339	28.60	9,692